CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) (USD $)	Total	Series A Preferred Stock [Member]	Series B Preferred Stock [Member]	Series D Preferred Stock [Member]	Series E Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Common Stock Issuable [Member]	Accumulated Deficit [Member]	Conditionally Redeemable Common Stock [Member]
Balance at Dec. 31, 2011	$ 3,281,583	$ 10	$ 7	$ 0	$ 0	$ 5,554	$ 54,458,170	$ 0	$ (51,182,158)
Balance (in shares) at Dec. 31, 2011		97,663	65,784	3,300	0	55,536,292
Common stock issued upon conversion of 4% Convertible Promissory Note	924,904	0	0	0	0	106	924,798	0	0
Common stock issued upon conversion of 4% Convertible Promissory Note (in shares)		0	0	0	0	1,062,500
Common stock issued pursuant to private offering completed in First Quarter	5,000,000	0	0	0	0	423	4,999,577	0	0
Common stock issued pursuant to private offering completed in First Quarter (in shares)		0	0	0	0	4,231,192
Common stock issued pursuant to equity purchase agreements executed in October 2010	4,493,903	0	0	0	0	453	4,493,450	0	0
Common stock issued pursuant to equity purchase agreements executed in October 2010 (in shares)		0	0	0	0	4,529,701
Cash redemption of Series A stock	(101,569)	(10)	0	0	0	0	(101,559)	0	0
Cash redemption of Series A stock (in shares)		(97,663)	0	0	0	0
Cash redemption of Series B stock	(68,416)	0	(7)	0	0	0	(68,409)	0	0
Cash redemption of Series B stock (in shares)		0	(65,784)	0	0	0
Preferred stock and warrants issued pursuant to Aldagen acquisition completed in First Quarter	1,883,765	0	0	0	14	0	1,883,751	0	0
Preferred stock and warrants issued pursuant to Aldagen acquisition completed in First Quarter (in shares)		0	0	0	135,398	0
Common stock and warrants issued upon conversion of outstanding Series D stock	1,051,371	0	0	0	0	746	1,050,625	0	0
Common stock and warrants issued upon conversion of outstanding Series D stock (in shares)		0	0	(3,300)	0	7,460,350
Common stock issued to Series D shareholders as inducement to convert outstanding shares	462,000	0	0	0	0	33	461,967	0	0
Common stock issued to Series D shareholders as inducement to convert outstanding shares (in shares)		0	0	0	0	330,000
Common stock issued upon conversion of Series E stock	34,204,548	0	0	0	(14)	1,340	34,203,222	0	0
Common stock issued upon conversion of Series E stock (in shares)		0	0		(135,398)	13,399,986
Dividends accrued on Preferred stock	(13,562)	0	0	0	0	0	(13,562)	0	0
Dividends on Series D stock, paid in Common shares	82,500	0	0	0	0	8	82,492	0	0
Dividends on Series D stock, paid in Common shares (in shares)		0	0	0	0	76,461
Common stock issued upon exercise of Long-term Incentive Plan options	15,185	0	0	0	0	4	15,181	0	0
Common stock issued upon exercise of Long-term Incentive Plan options (in shares)		0	0	0	0	35,602
Common stock issued upon exercise of August 2008 warrants	584,672	0	0	0	0	58	584,614	0	0
Common stock issued upon exercise of August 2008 warrants (in shares)		0	0	0	0	584,672
Common stock issued upon exercise of August 2009 warrants	213,674	0	0	0	0	42	213,632	0	0
Common stock issued upon exercise of August 2009 warrants (in shares)		0	0	0	0	418,968
Common stock issued upon exercise of April 2010 warrants	1,521,028	0	0	0	0	283	1,520,745	0	0
Common stock issued upon exercise of April 2010 warrants (in shares)		0	0	0	0	2,833,493
Common stock issued upon exercise of Guarantor 2010 warrants	715,734	0	0	0	0	133	715,601	0	0
Common stock issued upon exercise of Guarantor 2010 warrants (in shares)		0	0	0	0	1,333,334
Common stock issued upon exercise of October 2010 warrants	225,001	0	0	0	0	38	224,963	0	0
Common stock issued upon exercise of October 2010 warrants (in shares)		0	0	0	0	375,000
Common stock issued upon exercise of Guarantor 2011 warrants	791,667	0	0	0	0	158	791,509	0	0
Common stock issued upon exercise of Guarantor 2011 warrants (in shares)		0	0	0	0	1,583,335
Common stock issued in lieu of cash for fees earned by consultant	17,850	0	0	0	0	2	17,848	0	0
Common stock issued in lieu of cash for fees earned by consultant (in shares)		0	0	0	0	17,500
Common stock issuable in lieu of cash for fees earned by consultant	17,850	0	0	0	0	0	0	17,850	0
Common stock issuable to holders of pre-bankruptcy Series A Preferred stock, pursuant to reorganization plan	471,250	0	0	0	0	0	0	471,250	0
Stock-based compensation related to stock options and warrants issued for services rendered by -
Employees and Directors	1,751,107	0	0	0	0	0	1,751,107	0	0
Other parties	275,924	0	0	0	0	0	275,924	0	0
Net loss	(19,798,058)	0	0	0	0	0	0	0	(19,798,058)
Balance at Dec. 31, 2012	38,003,911	0	0	0	0	9,381	108,485,646	489,100	(70,980,216)
Balance (in shares) at Dec. 31, 2012		0	0	0	0	93,808,386
Amendment to contingent consideration for Aldagen acquisition	1,006,159	0	0	0	0	0	1,006,159	0	0	0
Warrants issued for credit and security agreement	580,394	0	0	0	0	0	580,394	0	0	0
Warrants issued for term loan modification	455,275	0	0	0	0	0	455,275	0	0	0
Common stock issued for release of security interest in patents	325,693	0	0	0	0	25	325,668	0	0	0
Common stock issued for release of security interest in patents (in shares)		0	0	0	0	250,000
Common stock issued upon conversion of 4% Convertible Promissory Note	523,927	0	0	0	0	160	523,767	0	0	0
Common stock issued upon conversion of 4% Convertible Promissory Note (in shares)		0	0	0	0	1,600,219
Common stock issued pursuant to private offering completed in First Quarter	4,557,188	0	0	0	0	818	4,056,370	0	0	500,000
Common stock issued pursuant to private offering completed in First Quarter (in shares)		0	0	0	0	9,090,911
Common stock issued pursuant to equity purchase agreements executed in October 2010	303,000	0	0	0	0	45	302,955	0	0	0
Common stock issued pursuant to equity purchase agreements executed in October 2010 (in shares)		0	0	0	0	450,000
Common stock issued pursuant to equity purchase agreements executed in February 2013	601,945	0	0	0	0	189	601,756	0	0	0
Common stock issued pursuant to equity purchase agreements executed in February 2013 (in shares)		0	0	0	0	1,890,261
Common stock issued to holder of pre-bankruptcy Series A Preferred stock, pursuant to reorganization plan	0	0	0	0	0	3	39,147	(39,150)	0	0
Common stock issued to holder of pre-bankruptcy Series A Preferred stock, pursuant to reorganization plan (in shares)		0	0	0	0	27,000
Stock-based compensation related to stock options and warrants issued for services rendered by -
Employees and Directors	676,185	0	0	0	0	0	676,185	0	0	0
Other parties	26,678	0	0	0	0	4	44,524	(17,850)	0	0
Other parties (in shares)		0	0	0	0	37,500
Other changes	(1)	0	0	0	0	1	(2)	0	0	0
Other changes (in shares)		0	0	0	0	10,578
Net loss	(20,248,360)	0	0	0	0	0	0	0	(20,248,360)	0
Balance at Dec. 31, 2013	$ 26,311,994	$ 0	$ 0	$ 0	$ 0	$ 10,626	$ 117,097,844	$ 432,100	$ (91,228,576)	$ 500,000
Balance (in shares) at Dec. 31, 2013		0	0	0	0	107,164,855